                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                          File No. 2-87910
                                                          File No. 811-3910

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                                    [   ]

     Post-Effective Amendment No.   32                              [ X ]
                                   -----
                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]


     Amendment No.   32
                    -----


                          VOYAGEUR TAX FREE FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


      1818 Market Street, Philadelphia, Pennsylvania                19103
--------------------------------------------------------------------------------
         (Address of Principal Executive Offices)                 (Zip Code)


Registrant's Telephone Number, including Area Code:           (215) 255-2923
                                                              --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                        December 29, 1998
                                                            -----------------

It is proposed that this filing will become effective:

                         immediately upon filing pursuant to paragraph (b)
              -----
                X        on (12/29/98) pursuant to paragraph (b) of Rule 485
              -----
                         60 days after filing pursuant to paragraph (a)(1)
              -----
                         on (date) pursuant to paragraph (a)(1)
              -----
                         75 days after filing pursuant to paragraph (a)(2)
              -----
                         on (date)  pursuant to paragraph (a)(2) of
              -----      Rule 485

If appropriate:
              ----- this post-effective amendment designates a new effective date for a previously filed post-effective amendement

                      Title of Securities Being Registered
                      ------------------------------------
        Tax-Free Minnesota Fund A Class, Tax-Free Minnesota Fund B Class,
      Tax-Free Minnesota Fund C Class, Tax-Free North Dakota Fund A Class,
     Tax-Free North Dakota Fund B Class, Tax-Free North Dakota Fund C Class

                             --- C O N T E N T S ---



       This Post-Effective Amendment No. 32 to Registration File No. 2-87910 includes the following:


               1.      Facing Page

               2.      Contents Page

               3.      Cross-Reference Sheets(1)

               4.      Part A - Prospectus(2)

               5.      Part B - Statement of Additional Information(2)

               6.      Part C - Other Information(2)(3)

               7.      Signatures

(1) This Post-Effective Amendment relates to the Registrant's two series of shares and their classes: Tax-Free Minnesota Fund - Tax-Free Minnesota Fund A Class, Tax-Free Minnesota Fund B Class, Tax-Free Minnesota Fund C Class; and Tax-Free North Dakota Fund - Tax-Free North Dakota Fund A Class, Tax-Free North Dakota Fund B Class and Tax-Free North Dakota Fund C Class. Shares of each Series are described in a common Prospectus, Statement of Additional Information and Part C.

(2) The Registrant's Prospectus and Statement of Additional Information, each dated December 29, 1998, are incorporated into this filing by reference to the electronic filing of 1933 Act Post-Effective Amendment No. 22 to the Registration Statement of Voyageur Mutual Funds, Inc. filed November 30, 1998.

(3) Items 28 and 29 to Part C are incorporated into this filing by reference to the electronic filing of 1933 Act Post-Effective Amendment No. 22 to the Registration Statement of Voyageur Mutual Funds, Inc. filed November 30, 1998.

                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART A
                                     ------

Item No.        Description                                                             Location in Prospectus*
--------        -----------                                                             -----------------------
1               Cover Page.................................................                   Cover Page

2               Synopsis...................................................               Synopsis; Summary
                                                                                              of Expenses

3               Condensed Financial Information............................                    Financial
                                                                                              Highlights

4               General Description of Registrant..........................            Investment Objectives and
                                                                                      Policies; Classes of Shares

5               Management of the Fund.....................................             Management of the Funds

6               Capital Stock and Other Securities.........................                  The Delaware
                                                                                       Difference; Dividends and
                                                                                     Distributions; Taxes; Classes
                                                                                               of Shares

7               Purchase of Securities Being Offered.......................             Cover Page; How to Buy
                                                                                        Shares; Calaculation of
                                                                                     Offering Price and Net Asset
                                                                                      Value Per Share; Management
                                                                                             of the Funds

8               Redemption or Repurchase...................................               How to Buy Shares;
                                                                                        Redemption and Exchange

9               Legal Proceedings..........................................                      None

* The Prospectus is included in and hereby incorporated by reference to 1933 Act Post-Effective Amendment No. 22 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART B
                                     ------

                                                                                         Location in Statement of
Item No.        Description                                                               Additional Information*
--------        -----------                                                               -----------------------

10              Cover Page...................................................                   Cover Page

11              Table of Contents............................................                Table of Contents

12              General Information and History..............................                  Inapplicable

13              Investment Objectives and Policy.............................               Investment Policies
                                                                                             and Restrictions

14              Management of the Registrant.................................             Officers and Directors

15              Control Persons and Principal Holders of Securities..........             Officers and Directors

16              Investment Advisory and Other Services.......................             Officers and Directors;
                                                                                           Investment Management
                                                                                        Agreements and Sub-Advisory
                                                                                     Agreements; General Information;
                                                                                           Financial Statements

17              Brokerage Allocation.........................................         Trading Practices and Brokerage

18              Capital Stock and Other Securities...........................               Capitalization and
                                                                                           Noncumulative Voting
                                                                                        (under General Information)

19              Purchase, Redemption and Pricing of Securities
                Being Offered................................................               Purchasing Shares;
                                                                                        Determining Offering Price
                                                                                           and Net Asset Value;
                                                                                        Redemption and Repurchase;
                                                                                            Exchange Privilege

20              Tax Status...................................................              Distributions; Taxes

21              Underwriters.................................................                Purchasing Shares

22              Calculation of Performance Data..............................             Performance Information

23              Financial Statements.........................................              Financial Statements


* The Statement of Additional Information is included in and hereby incorporated by reference to 1933 Act Post-Effective Amendment No. 22 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART C
                                     ------

Item No.          Description                                                               Location in Part C
--------          -----------                                                               ------------------

24                Financial Statements and Exhibits.....................................        Item 24

25                Persons Controlled by or under Common Control
                  with Registrant.......................................................        Item 25

26                Number of Holders of Securities.......................................        Item 26

27                Indemnification.......................................................        Item 27

28                Business and Other Connections of Investment Adviser..................        Item 28*

29                Principal Underwriters................................................        Item 29*

30                Location of Accounts and Records......................................        Item 30

31                Management Services...................................................        Item 31

32                Undertakings..........................................................        Item 32

* Items 28 and 29 to Part C are included in and hereby incorporated by reference to 1933 Act Post-Effective Amendment No. 22 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

PART C - Other Information
(Continued)

                                     PART C

                                Other Information
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------

         (a)  Financial Statements:

              Part A - Financial Highlights

              *PartB  -  Statement of Net Assets
                         Statement of Operations
                         Statements of Changes in Net Assets
                         Notes to Financial Statements
                         Accountant's Report

         * The financial statements and Accountant's Report listed above relating to Voyageur Tax Free Funds, Inc. are incorporated into this filing by reference into the Fund's Part B from the Registrant's Annual Report for the fiscal year ended August 31, 1998.

         (b)  Exhibits:

              (1)  Articles of Incorporation.
                   -------------------------

                   (a) Certificate of Amendment to the Amended and Restated
                       Articles of Incorporation (November 22, 1993) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

                   (b) Certificate of Designation (February 27, 1995)
                       incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

                   (c) Articles of Correction (April 29, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

              (2) By-Laws. By-Laws, as amended (November 29, 1993) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

              (3)  Voting Trust Agreement. Inapplicable.

              (4)  Copies of All Instruments Defining the Rights of Holders.

                   (a) Articles of Incorporation and Articles Supplementary.

                       (i) Article VI of Amended and Restated Articles of
                           Incorporation (November 22, 1993) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

                       (ii) Certificate of Designation (February 27, 1995)
                           incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

PART C - Other Information
(Continued)

                       (iii) Articles of Correction (April 29, 1994)
                             incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

                   (b) By-Laws.

                       (i) Article II incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

              (5)  Investment Management Agreement.

                   (a) Investment Management Agreement (April 30, 1997) between
                       Voyageur Fund Managers, Inc. and the Registrant on behalf of Tax-Free Minnesota Fund and Tax-Free North Dakota Fund incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

              (6)  (a) Distribution Agreement.

                       (i) Proposed Distribution Agreement (1997) between Delaware Distributors, L.P. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

                   (b) Administration and Service Agreement. Form of
                       Administration and Service Agreement (as amended November
                       1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

                   (c) Dealer's Agreement. Dealer's Agreement (as amended
                       November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

                   (d) Mutual Fund Agreement for the Delaware Group of Funds (as
                       amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

              (7)  Bonus, Profit Sharing, Pension Contracts. Inapplicable.

              (8)  Custodian Agreement.

                   (a) Custodian Contract with Norwest Bank Minnesota N.A.
                       (April 20, 1992) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

PART C - Other Information
(Continued)

              (9)  Other Material Contracts.

                   (a) Shareholder Services Agreement (1997) between Delaware
                       Service Company, Inc. and the Registrant on behalf of each Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

                   (b) Executed Fund Accounting Agreement (August 19, 1996)
                       between Delaware Service Company, Inc. and the Registrant on behalf of each Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

                       (i) Executed Amendment No. 9 (March 31, 1998) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                       (ii) Form of Amendment No. 10 (1998) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                       (iii) Form of Amendment No. 11 (1998) to Schedule A to
                             Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                       (iv) Form of Amendment No. 12 (1998) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

              (10) Opinion of Counsel. Incorporated into this filing by
                   reference to Post-Effective Amendment No. 30 filed April 29, 1998.

              (11) Consent of Auditors. Attached as Exhibit.

              (12) Inapplicable.

              (13) Letter of Investment Intent incorporated into this filing by reference to Form N-1 filed on November 14, 1983.

              (14) Inapplicable.

              (15) Plans under Rule 12b-1.

                   (a) Plan under Rule 12b-1 for Class A, B and C Shares (1997)
                       of Voyageur Tax Free Funds, Inc. on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

              (16) Schedules of Computation for each Performance Quotation.

                   (a) Schedules of Computation of Fund performance for each
                       Fund incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996 and Post-Effective Amendment No. 30 filed April 29, 1998.

PART C - Other Information
(Continued)

              (17) Financial Data Schedules. Attached as Exhibits.

              (18) Plan under Rule 18f-3.

                   (a) Plan under Rule 18f-3 (June 19, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed April 29, 1998

              (19) Other: Directors' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 30 filed April 29, 1998.

Item 25. Persons Controlled by or under Common Control with Registrant. None.

Item 26. Number of Holders of Securities.

                   (1)                                                (2)
                                                                 Number of
         Title of Class                                          Record Holders
         --------------                                          --------------

         Voyageur Insured Funds, Inc.
         Tax-Free Minnesota Fund's:

         Tax-Free Minnesota Fund A Shares:
         Common Stock Par Value                                  9,016 Accounts
         $.01 Per Share                                          as of September 30, 1998

         Tax-Free Minnesota Fund B Shares:
         Common Stock Par Value                                  308 Accounts
         $.01 Per Share                                          as of September 30, 1998

         Tax-Free Minnesota Fund C Shares:
         Common Stock Par Value                                  176 Accounts
         $.01 Per Share                                          as of September 30, 1998

         Voyageur Insured Funds, Inc.
         Tax-Free North Dakota Fund's:

         Tax-Free North Dakota Fund Class A Shares:
         Common Stock Par Value                                  853 Accounts
         $.01 Per Share                                          as of September 30, 1998

         Tax-Free North Dakota Fund Class B Shares:
         Common Stock Par Value                                  48 Accounts
         $.01 Per Share                                          as of September 30, 1998

         Tax-Free North Dakota Fund Class C Shares:
         Common Stock Par Value                                  4 Accounts
         $.01 Per Share                                          as of September 30, 1998

PART C - Other Information
(Continued)


Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

Item 28. Business and Other Connections of Investment Adviser.

         Incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Voyageur Mutual Funds, Inc. filed November 30, 1998.

Item 29. Principal Underwriters.

         Incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Voyageur Mutual Funds, Inc. filed November 30, 1998.

Item 30. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

Item 31. Management Services. None.

Item 32. Undertakings.

         (a) Inapplicable.

         (b) Inapplicable.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 30th day of November, 1998.


                                                   VOYAGEUR TAX FREE FUNDS, INC.

                                                     By:  /s/ Wayne A. Stork
                                                          ------------------
                                                          Wayne A. Stork
                                                             Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

          Signature                                      Title                                   Date
----------------------------------         ----------------------------------------         ----------------
/s/ Wayne A. Stork                         Chairman of the Board and Director               November 30, 1998
----------------------------------
Wayne A. Stork
                                           Executive Vice President/Chief Operating
                                           Officer/Chief Financial Officer
                                           (Principal Financial Officer and
/s/ David K. Downes                        Principal Accounting Officer)                    November 30, 1998
----------------------------------
David K. Downes

/s/Walter P. Babich              *         Director                                         November 30, 1998
----------------------------------
Walter P. Babich

/s/Anthony D. Knerr              *         Director                                         November 30, 1998
----------------------------------
Anthony D. Knerr

/s/Ann R. Leven                  *         Director                                         November 30, 1998
----------------------------------
Ann R. Leven

/s/W. Thacher Longstreth         *         Director                                         November 30, 1998
----------------------------------
W. Thacher Longstreth

/s/Thomas F. Madison             *         Director                                         November 30, 1998
----------------------------------
Thomas F. Madison

/s/Jeffrey J. Nick               *         Director                                         November 30, 1998
----------------------------------
Jeffrey J. Nick

/s/Charles E. Peck               *         Director                                         November 30, 1998
----------------------------------
Charles E. Peck

                             *By /s/ Wayne A. Stork
                                 ------------------
                                 Wayne A. Stork
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549















                                    Exhibits

                                       to

                                    Form N-1A










             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.                          Exhibit
----------                           -------
EX-99.B9BI                           Executed Amendment No. 9 (March 31, 1998) to Schedule A to Delaware Group
                                     of Funds Fund Accounting Agreement

EX-99.B9BII                          Form of Amendment No. 10 (1998) to Schedule A to Delaware Group of Funds
                                     Fund Accounting Agreement

EX-99.B9BIII                         Form of Amendment No. 11 (1998) to Schedule A to Delaware Group of Funds
                                     Fund Accounting Agreement

EX-99.B9BIV                          Form of Amendment No. 12 (1998) to Schedule A to Delaware Group of Funds
                                     Fund Accounting Agreement

EX-99.B11                            Consent of Auditors

EX-27                                Financial Data Schedules